NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Commercial Bancorp (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2025	May 14, 2025	Mar. 13, 2025	Nov. 14, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025
Loss Contingencies [Line Items]
Number of shares issued in the acquisition					1,234,990		1,234,990
Shares issued as deposit for the Commercial Bank acquisition						$ 91,200	$ 43,645
Commercial Bancorp
Loss Contingencies [Line Items]
Common Stock issued during period (in shares)				8,333
Number of shares				667
Number of shares issued in the acquisition			36,070				36,070
Shares issued as deposit for the Commercial Bank acquisition			$ 43,645
Market price of public shares (in Dollars per share)			$ 1.21
Termination extension fee		$ 5,000
Termination extension term		14 days
Payment of termination extension fee							$ 20,000
Commercial Bancorp | Subsequent event
Loss Contingencies [Line Items]
Payment of termination extension fee	$ 30,000